CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 150,499	$ 156,767
Cost of sales:
Direct production costs	103,330	101,896
Royalties	1,740	1,948
Share-based compensation	202	78
Depreciation and depletion	16,582	13,952
Write down of inventory to net realizable value	166	0
Cost of sales	122,020	117,874
Mine operating earnings	28,479	38,893
Expenses:
Exploration	12,898	10,378
General and administrative	7,914	9,284
Operating expenses	20,812	19,662
Operating earnings (loss)	7,667	19,231
Finance costs	715	1,172
Other income (expense):
Write off of IVA receivable	0	(434)
Foreign exchange	433	(5,069)
Investment and other	502	(237)
Total other income (expense)	935	(5,740)
Earnings (loss) before income taxes	7,887	12,319
Income tax expense (recovery):
Current income tax expense	4,650	7,755
Deferred income tax expense (recovery)	(6,447)	654
Total income tax expense	(1,797)	8,409
Net earnings (loss) for the year	9,684	3,910
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale financial assets	155	80
Reclassification for realized (gain) loss on available-for-sale financial assets	(72)	(269)
Available-for-sale financial assets reclassified to net loss	0	0
Total other comprehensive income (loss) for the year	83	(189)
Comprehensive income (loss) for the year	$ 9,767	$ 3,721
Basic earnings (loss) per share based on net earnings	$ 0.08	$ 0.03
Diluted earnings (loss) per share based on net earnings	$ 0.08	$ 0.03
Basic weighted average number of shares outstanding	127,340,834	117,505,811
Diluted weighted average number of shares outstanding	127,957,573	119,030,666